CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Revenue:
Revenue from patent assertion activities			$ 1,105,000		$ 388,850
Display technology development and license fees	1,187,320	0	1,187,320	0	0	940,010
Total revenue	1,187,320		2,292,320		388,850	940,010
Operating costs and expenses:
Inventor royalties and contingent legal fees			465,095		207,743
Litigation and licensing expenses	162,520	15,205	266,537	21,955	108,915
Amortization of patents	81,289	0	233,129	0	0	0
Research and development expenses (including non-cash stock option compensation expense of $233,233)						2,211,506
Marketing, general and administrative expenses (including non-cash stock option compensation expense of $469,481, $1,237,838, $2,346,587 $2,692,798, $3,798,139 and $492,032, respectively)	1,103,094	2,203,400	4,807,154	6,120,474	7,989,846	2,863,060
Total operating costs and expenses	1,346,903	2,218,605	5,771,915	6,142,429	8,306,504	5,074,566
Loss from operations	(159,583)	(2,218,605)	(3,479,595)	(6,142,429)	(7,917,654)	(4,134,556)
Impairment in value of Videocon Industries Limited global depository receipts					(1,184,710)
Impairment in value of investment in Volga–Svet Ltd.						(127,500)
Change in value of derivative liability	850,000	105,189	(1,460,704)	315,189	475,189
Loss on extinguishment of debt		(343,517)	(482,915)	(343,517)	(343,517)
Interest expense	(280,913)	(125,035)	(1,082,041)	(982,688)	(1,109,519)	(7,664)
Dividend income			47,568			13,463
Interest income	1,497	76	4,817	113	125	3,458
Income (loss) before income taxes	411,001	(2,581,892)	(6,452,870)	(7,153,332)	(10,080,086)	(4,252,799)
Provision for income taxes
Net income (loss)	$ 411,001	$ (2,581,892)	$ (6,452,870)	$ (7,153,332)	$ (10,080,086)	$ (4,252,799)
Net loss per share:
Basic and diluted (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.02)
Weighted average common shares outstanding:
Basic and diluted (in Shares)	223,251,755	201,965,186	215,496,115	192,889,045	196,645,962	181,677,334